Intangible Assets and Impairment Testing (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Intangible assets and goodwill at beginning of period	kr 418,825
Intangible assets and goodwill at end of period	399,418	kr 418,825
Licenses and similar rights
Intangible Assets
Intangible assets and goodwill at beginning of period	380,836	16,066
Business combinations	0	377,017
Acquisition for the year	16,066	0
Exchange difference on translation	(6,736)	(12,247)
Intangible assets and goodwill at end of period	390,166	380,836
Goodwill.
Intangible Assets
Intangible assets and goodwill at beginning of period	37,989	0
Business combinations	0	39,265
Exchange difference on translation	(762)	(1,276)
Intangible assets and goodwill at end of period	37,227	37,989
Nox Platforms
Intangible Assets
Intangible assets and goodwill at end of period	330,059
Vaccine Platforms
Intangible Assets
Intangible assets and goodwill at beginning of period	27,957
Impairment	27,975
Intangible assets and goodwill at end of period		kr 27,957
Impairment
Intangible Assets
Impairment	(27,975)
Intangible assets and goodwill at end of period	kr (27,975)